Commitments and contingencies	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies	Commitments and contingencies
Purchase commitments

As of June 30, 2024, the Group has future purchase commitment mainly related to the purchase of research and development services. Total purchase obligations contracted but not yet reflected in the unaudited condensed consolidated financial statements as of June 30, 2024 were as follows:

	Total	Less than one year	1-2 Years	2-3 Years	3-5 Years	Over 5 Years
	RMB	RMB	RMB	RMB	RMB	RMB
Purchase commitments	139,729	129,729	6,667	3,333	—	—

Capital commitments

Total capital expenditures contracted but not yet reflected in the unaudited condensed consolidated financial statements as of June 30, 2024 were as follows:

	Total	Less than one year	1-2 Years	2-3 Years	3-5 Years	Over 5 Years
	RMB	RMB	RMB	RMB	RMB	RMB
Capital commitments	44,405	44,405	—	—	—	—
Investment commitments

As of June 30, 2024, the Group’s investment commitments related to acquisition of remaining 51% equity interest in Hubei Dongjun. Total investment commitment contracted but not yet reflected in the unaudited condensed consolidated financial statements as of June 30, 2024 were as follows:

	Total	Less than one year	1-2 Years	2-3 Years	3-5 Years	Over 5 Years
	RMB	RMB	RMB	RMB	RMB	RMB
Investment commitments	23,500	23,500	—	—	—	—